CONCENTRATION AND RISK (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer Concentration Risk One [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	54.00%	47.70%	100.00%
Customer Concentration Risk One [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage		100.00%
Customer Concentration Risk One [Member] | Total Purchases [Member]
Concentration Risk, Percentage		72.00%	100.00%
Customer Concentration Risk One [Member] | Accounts Payable [Member]
Concentration Risk, Percentage	100.00%	100.00%	100.00%
Customer Concentration Risk Two [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	46.00%	14.90%
Customer Concentration Risk Two [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage		100.00%
Customer Concentration Risk Two [Member] | Total Purchases [Member]
Concentration Risk, Percentage		28.00%
Customer Concentration Risk Two [Member] | Accounts Payable [Member]
Concentration Risk, Percentage		100.00%
Customer Concentration Risk Three [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage		13.70%
Customer Concentration Risk Three [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage		100.00%
Customer Concentration Risk Four [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage		13.00%
Customer Concentration Risk Four [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage		100.00%